Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Customer plant	Dec. 31, 2020 CAD ($) Customer		Dec. 31, 2019 CAD ($) Customer
Disclosure of operating segments [line items]
Number Of Major Customers | Customer	2	3		2
Gross Sales	$ 48,811	$ 13,914	[1]	$ 21,715	[1]
Customer One
Disclosure of operating segments [line items]
Gross Sales	8,500	4,300		6,900
Customer Two
Disclosure of operating segments [line items]
Gross Sales	$ 6,800	1,800		$ 2,300
Customer Three
Disclosure of operating segments [line items]
Gross Sales		$ 1,500
Bottom of range
Disclosure of operating segments [line items]
Percentage Of Entities Revenues From Gross Sales	10.00%
Canada
Disclosure of operating segments [line items]
Number of ethanol plants | plant	2

[1]	See Note 3(w) for revisions to comparative results.